Shareholders' equity - Summary of Issued Capital (Detail) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Balance, beginning of year		$ 2,221.9
Issued pursuant to equity compensation plans		(4.5)	$ 1.4
Repurchase of common shares for cancellation		(47.4)
Balance, end of year		2,175.1	2,221.9
Common shares [member]
Disclosure of classes of share capital [line items]
Balance, beginning of year		2,221.9	2,213.8
Issued pursuant to equity compensation plans	[1]	0.6	8.1
Repurchase of common shares for cancellation		(47.4)
Balance, end of year		$ 2,175.1	$ 2,221.9
Balance, beginning of year		82,442,210	80,753,516
Issued pursuant to equity compensation plans	[1]	229,963	1,688,694
Repurchase of common shares for cancellation		(5,083,635)
Balance, end of year		77,588,538	82,442,210

[1]	Upon vesting or exercise of equity awards, the net benefit is recorded as a reduction of other reserves and an increase to shareholders’ capital.